Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events

Note 18 — Subsequent events

Issuance of Convertible Promissory Note

On January 23, 2024, the Company entered into Convertible Note Purchase Agreements (“CNPA”) with certain investors. On January 24, 2024, the Company issued to each Investor an Unsecured Convertible Promissory Note (the “Notes”) pursuant to the CNPAs. The aggregate original principal amount of the Notes is $9,500,000.00.

The Note has a term of 360 days commencing on January 24, 2024. The Notes carry an aggregate original issue discount of $760,000. The Company bore the costs and other transaction expenses incurred in connection with the purchase and sale of the Notes.

Each Investor has the right to elect to convert all or a portion of the outstanding balance under the Note into ordinary shares of the Company pursuant to the following formula: conversion shares equals amount being converted divided by the conversion price, which is calculated as (A) the lowest market closing price of the Company’s ordinary shares in the twenty (20) trading days preceding the date of conversion request (B) multiplied by 70% and (C) rounded down to the nearest 2 decimal places. The conversion is subject to adjustment in the event of a stock split, stock dividend, recapitalization, or similar transaction. The Company may at it option decline to effect any conversion of the outstanding balance under the Note to the extent that after giving effect to such conversion would cause the Investors (on an individual basis) to beneficially own a number of shares exceeding 9.99% of the number of shares outstanding on such date.

On March 13, 2024, the Company entered into Convertible Note Purchase Agreements (“CNPA”) with certain investors. On March 14, 2024, the Company issued to each Investor an Unsecured Convertible Promissory Note (the “Notes”) pursuant to the CNPAs. The aggregate original principal amount of the Notes is $14,000,000.00.

The Note has a term of 360 days commencing on March 14, 2024. The Notes carry an aggregate original issue discount of $1,120,000. The Company bore the costs and other transaction expenses incurred in connection with the purchase and sale of the Notes.

Each Investor has the right to elect to convert all or a portion of the outstanding balance under the Note into ordinary shares of the Company pursuant to the following formula: conversion shares equals amount being converted divided by the conversion price, which is calculated as (A) the lowest market closing price of the Company’s ordinary shares in the sixty (60) trading days preceding the date of conversion request (B) multiplied by 70% and (C) rounded down to the nearest 2 decimal places. The conversion is subject to adjustment in the event of a stock split, stock dividend, recapitalization, or similar transaction. The Company may at it option decline to effect any conversion of the outstanding balance under the Note to the extent that after giving effect to such conversion would cause the Investors (on an individual basis) to beneficially own a number of shares exceeding 9.99% of the number of shares outstanding on such date.

The Company will use the net proceeds from both offerings of the convertible promissory note for working capital and general corporate purposes.

Reverse Stock Split

On January 30, 2024, the Company announced a Reverse Stock Split plan (the "Reverse Stock Split"). The plan became effective on February 2, 2024. Pursuant to the plan, every ten (10) shares of the Company’s ordinary share issued, par value of US$0.0001, was combined into one (1) share of ordinary share, par value $0.001, and the authorized share capital of the Company was reduced from US$50,000 divided into 500,000,000 shares of a nominal or par value of US$0.0001 each to US$50,000 divided into 50,000,000 shares of a nominal or par value of US$0.001 each.

After the Reverse Stock Split, the Company’s ordinary shares have the same proportional voting rights and is identical in all other respects to the ordinary shares prior to the effectiveness of the Reverse Stock Split.

In connection with the Reverse Stock Split, the exercise price of the Company’s private warrants (Note 15) was adjusted from $11.50 to $115, with a proportionate adjustment downwards to the shares underlying the warrants.

Pursuant to requirements under ASC 260, the Company made retrospective changes relating to the Reverse Stock Split in this financial report, as the Reverse Stock Split was made effective before issuance of this financial report.

Acquisition of Yichang Jiyue Ltd.

On March 1st, 2024, the Company entered into an agreement to acquire 100% equity of Yichang Ji Yue Technology Ltd. Yichang Ji Yue Technology Ltd. was established in 2021, dedicated to becoming a leading big data marketing service provider, helping corporate clients to complete digital transformation. The company is headquartered in Yichang, Hubei, with technology research and development centers in Beijing.